Operational context (Tables)	12 Months Ended
Dec. 31, 2024
Operational context
Schedule of information on the Company's direct and indirect subsidiaries
		December 31,2024		December 31,2023		December 31,2022
Subsidiaries	Country of origin	Direct	Indirect	Direct	Indirect	Direct	Indirect
CI&T Delaware LLC	United States	100%	-	100%	-	100%	-
CI&T Software S.A. (“CI&T Brazil”)	Brazil	-	100%	-	100%	-	100%
CI&T Japan, Inc. (“CI&T Japan”)	Japan	-	100%	-	100%	-	100%
CI&T China Inc. (“CI&T China”)	China	-	100%	-	100%	-	100%
CI&T P. Unipessoal Lda. (“CI&T Portugal”)	Portugal	-	100%	-	100%	-	100%
CI&T Australia PTY Ltd.	Australia	-	100%	-	100%	-	100%
Dextra Inc. (a)	United States	-	-	-	-	-	100%
CINQ Inc.	United States	-	100%	-	100%	-	100%
CI&T Inc. (“CI&T US”)	United States	-	100%	-	100%	-	100%
CI&T Software Inc. (“CI&T Canada”)	Canada	-	100%	-	100%	-	100%
CI&T UK Limited. (“CI&T UK”)	United Kingdom	-	100%	-	100%	-	100%
CI&T Colombia	Colombia	-	100%	-	100%	-	100%
CI&T Argentina S/A	Argentina	-	100%	-	100%	-	100%
CI&T Financial Services Solutions, LLC	United States	-	100%	-	100%	-	100%
CI&T FinTech Services, Inc.	United States	-	100%	-	100%	-	100%
CI&T Holding Company Ltd (b)	United Kingdom	100%	-	100%	-	100%	-
CI&T Digital Ltd (b)	United Kingdom	-	100%	-	100%	-	100%
Somo Global Inc.	United States	-	100%	-	100%	-	100%
Somo Global SAS. (“Somo Colombia”)	Colombia	-	100%	-	100%	-	100%
CI&T Philippines, Inc (c)	Philippines	-	100%	-	-	-	-
CI&T SG PTE. LTD. (“CI&T Singapore”) (c)	Singapore	-	100%	-	-	-	-
Ideonyx Ltd (in liquidation)	United Kingdom	-	100%	-	100%	-	100%
Somo Ltd (dormant)	United Kingdom	-	100%	-	100%	-	100%
CI&T Oceania PTY Ltd (“CI&T Oceania”)	Australia	100%	-	100%	-	100%	-
Unconstrained Thinking PTY Ltd (a)	Australia	-	-	-	-	-	100%

(a)	In 2023, these companies were extinct.
(b)	In 2024, Somo Global Ltd was renamed to CI&T Holding Company Ltd and Somo Custom Ltd was renamed to CI&T Digital Ltd.
(c)

In 2024, CI&T Philippines and CI&T Singapore were incorporated, both as a direct subsidiaries of CI&T Holding Company Ltd. These subsidiaries are expected to begin their operations during the 1st quarter of 2025.